Shareholder Fees - FidelityFlexMunicipalIncomeFund-PRO	Mar. 01, 2023 USD ($)
FidelityFlexMunicipalIncomeFund-PRO | Fidelity Flex Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none